Consolidated Statements of Financial Condition (Parenthetical) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Loans held-for-sale, fair value	$ 3,352	$ 2,541	$ 1,196
Loans held-for-investment, fair value	80	111	211
Liabilities and Stockholders' Equity
Long-term debt, fair value		0	84
Other liabilities, fair value	$ 60	$ 84	$ 82
Stockholders' Equity
Preferred stock, par value (in usd per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, liquidation value per share (in usd per share)	$ 1,000	$ 1,000	$ 1,000
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000	25,000,000
Preferred stock, shares issued (in shares)	0	266,657	266,657
Preferred stock, shares outstanding (in shares)	0	266,657	266,657
Common stock, par value (in usd per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	70,000,000	70,000,000	70,000,000
Common stock, shares issued (in shares)	56,597,271	56,483,258	56,332,307
Common stock, shares outstanding (in shares)	56,597,271	56,483,258	56,332,307